LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2022
LONG-TERM INVESTMENTS
Schedule of long-term investments

The Group’s long-term investments consist of the following:

	March 31,	March 31,
	2021	2022
	RMB	RMB

Equity investments accounted for using the equity method
Beijing Gangjian Shoubao Cultural Media Center LLP (“Gangjian Shoubao”)	4,500	4,500
Weiche Information Technology Co., Ltd. (“Weiche”)	1,167	1,495
	5,667	5,995

Equity investments accounted for using the measurement alternative
Jincheng Consumer Finance (Sichuan) Co., Ltd. (“Jincheng”)	282,761	282,761

Total long-term investments	288,428	288,756